Stockholders' Equity (Deficit) - Summary of Common Stock Share Transactions (Details) - shares	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2022
Equity [Abstract]
Balance	3,323,942	3,313,841
Issued in Fiscal 2023	5,025,917
Balance	8,349,859	3,323,942